SCHEDULE OF NET INCOME PER SHARE (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Allocation of net income	$ (25,128)		$ 93,409	$ 462,457	$ 555,866	$ 316,509
Redeemable Ordinary Shares [Member]
Allocation of net income			$ 73,008		$ 434,462	$ 183,760
Basic weighted average shares outstanding			6,900,000		6,900,000	2,450,526
Diluted weighted average shares outstanding			6,900,000		6,900,000	2,450,526
Basic net income per ordinary share			$ 0.01		$ 0.06	$ 0.07
Diluted net income per ordinary share			$ 0.01		$ 0.06	$ 0.07
Non Redeemable Ordinary Shares [Member]
Allocation of net income	$ (25,128)		$ 20,401		$ 121,404	$ 132,749
Basic weighted average shares outstanding	1,725,000		1,928,100		1,928,100	1,770,262
Diluted weighted average shares outstanding	1,725,000		1,928,100		1,928,100	1,770,262
Basic net income per ordinary share	$ (0.01)		$ 0.01		$ 0.06	$ 0.07
Diluted net income per ordinary share	$ (0.01)		$ 0.01		$ 0.06	$ 0.07